Deposits	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	January 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$233,401	$58,197	$238,715	$530,313	$228,282	$56,988	$244,470	$529,740
Business and government	411,654	16,330	521,394	949,378	431,239	20,274	494,801	946,314
Bank	12,486	–	50,039	62,525	13,488	–	26,074	39,562
	$657,541	$74,527	$810,148	$1,542,216	$673,009	$77,262	$765,345	$1,515,616
Non-interest-bearing (4)
Canada	$162,409	$9,620	$311	$172,340	$158,771	$9,469	$292	$168,532
United States	34,021	–	–	34,021	38,009	–	–	38,009
Europe (5)	11	–	–	11	5	–	–	5
Other International	8,791	–	–	8,791	8,133	–	–	8,133
Interest-bearing (4)
Canada	392,407	16,828	590,505	999,740	392,120	16,417	591,636	1,000,173
United States	47,044	47,266	92,802	187,112	63,745	50,497	73,147	187,389
Europe (5)	7,185	733	97,785	105,703	6,354	742	76,972	84,068
Other International	5,673	80	28,745	34,498	5,872	137	23,298	29,307
	$657,541	$74,527	$810,148	$1,542,216	$673,009	$77,262	$765,345	$1,515,616

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2026, deposits denominated in U.S. dollars, British pounds, Euro
and
other foreign currencies were $581
 billion,
 $52

billion,
$80
billion
and $37

billion,
respectively (October 31, 2025 – $570 billion, $42 billion, $76 billion and $36 billion, respectively).

(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	January 31 2026	October 31 2025
Within 1 year:
less than 3 months	$245,187	$203,075
3 to 6 months	112,899	118,734
6 to 12 months	191,630	172,583
1 to 2 years	78,121	87,550
2 to 3 years	56,968	58,170
3 to 4 years	26,536	33,158
4 to 5 years	28,220	24,047
Over 5 years	70,587	68,028
	$810,148	$765,345

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $753 billion (October 31, 2025 – $704 billion).